Employee benefits - Movement in net defined benefit liability - Pension (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Pension Plans
Employee benefits
Estimated contributions expected to be paid		$ 16.2
Net defined benefit liability (asset) at beginning of period		176.4	$ 177.1	$ 168.7
Current service cost			6.0	6.0
Past service costs			0.1	0.1
Liabilities extinguished/ assets distributed on settlement				(4.8)
Interest cost (income)			6.9	6.9
Total			13.0	8.2
Actuarial loss (gain) arising from financial assumptions			36.5	28.6
Actuarial loss (gain) arising from demographic assumptions			(4.6)	(9.3)
Actuarial loss (gain) arising from experience adjustment			6.0	(2.5)
Return on plan assets excluding interest income			(42.1)	(6.8)
Foreign exchange adjustment			(0.2)	(0.2)
Total			(4.4)	9.8
Employer contributions			(9.3)	(9.6)
Total			(9.3)	(9.6)
Net defined benefit liability (asset) at end of period	$ 177.1		$ 176.4	$ 177.1
Number of operating divisions that defined benefit pension plans were amended at | item	1
Percentage of eligible participants				44.00%
Gain on settlement	$ 4.8
Discount rate	3.90%			3.90%
Defined benefit obligation
Employee benefits
Discount rate	3.90%		3.40%	3.90%
Defined benefit obligation | Pension Plans
Employee benefits
Net defined benefit liability (asset) at beginning of period		654.8	$ 614.4	$ 626.6
Current service cost			6.0	6.0
Past service costs			0.1	0.1
Liabilities extinguished/ assets distributed on settlement				(28.5)
Interest cost (income)			23.3	25.9
Total			29.4	3.5
Actuarial loss (gain) arising from financial assumptions			36.5	28.6
Actuarial loss (gain) arising from demographic assumptions			(4.6)	(9.3)
Actuarial loss (gain) arising from experience adjustment			6.0	(2.5)
Foreign exchange adjustment			5.2	2.0
Total			43.1	18.8
Plan participant contributions			0.4	0.4
Benefit payments			(32.5)	(34.9)
Total			(32.1)	(34.5)
Net defined benefit liability (asset) at end of period	$ 614.4		654.8	614.4
Fair value of plan assets | Pension Plans
Employee benefits
Net defined benefit liability (asset) at beginning of period		$ (478.4)	(437.3)	(457.9)
Liabilities extinguished/ assets distributed on settlement				23.7
Interest cost (income)			(16.4)	(19.0)
Total			(16.4)	4.7
Return on plan assets excluding interest income			(42.1)	(6.8)
Foreign exchange adjustment			(5.4)	(2.2)
Total			(47.5)	(9.0)
Employer contributions			(9.3)	(9.6)
Plan participant contributions			(0.4)	(0.4)
Benefit payments			32.5	34.9
Total			22.8	24.9
Net defined benefit liability (asset) at end of period	$ (437.3)		$ (478.4)	$ (437.3)